Unaudited Interim Condensed Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
Research and development	$ 271,350	$ 4,383,625
General and administrative	1,782,142	3,165,857
Total operating expenses	2,053,492	7,549,482
Operating loss	(2,053,492)	(7,549,482)
Other income (expense):
Other income (expense), net	104,643	(63,127)
Interest expense	(11,012)	(129)
Interest expense on related party loans	(75,973)
Total other income (expense)	17,658	(63,256)
Net loss	(2,035,834)	(7,612,738)
Other comprehensive loss:
Effect of exchange rate changes	121,428
Defined pension plan adjustments	40,850	(15,434)
Total other comprehensive profit	162,278	(15,434)
Comprehensive loss	$ (1,873,556)	$ (7,628,123)
Basic and diluted net loss per common share (in Dollars per share)	$ (1.94)	$ (8)
Diluted net loss per common share (in Dollars per share)	$ (1.94)	$ (8)
Weighted average common shares used in computing basic net loss per common share (in Shares)	1,048,632	954,401
Weighted average common shares used in computing diluted net loss per common share (in Shares)	1,048,632	954,401